VIDEO TRANSCRIPT JAN 10, 2025 (60 seconds)

Text:
Residences @ 150 Bagley project

Jimmy Vaughan, Business Agent, Plumbers and Gasfitters Local 12:
What HIT is doing is a win-win for everybody involved.

Text:
617 Projects Nationwide

Kate Bennett, Former CEO, Boston Housing Authority:
They’re investing in projects that have a greater purpose.

Text:
130,433 Units of Housing
67% Affordable Housing

Chris Coleman, AFL-CIO HIT, Chair, Board of Trustees:
The dollars that the workers on these projects are earning get reinvested.

Alex Zurek, Sec. Treasurer, Michigan Labor District Council:
That money falls back into the AFL HIT programs, and then they invest in our local communities and put our people to work.

Text:
$48.2 Billion Total Economic Impacts

Liz Shuler, President, AFL-CIO:
We can create jobs, and we can actually revitalize a whole community.

Text:
95 St. Alphonsus Street Apartments project

Byron Osbern, Business Representative, IBEW Local 58:
The HIT Fund is our members’ money in action.

Text:
HIT’s IBEW Investment Impact
15,926 jobs
32.0M Hours On-site Work for IBEW Members

Lou Antonellis, Business Manager, IBEW, Local 103:
We could take a sigh of relief knowing that HIT’s projects are 100% union.

Text:
HIT PROJECTS IN CONSTRUCTION/COMMITTED
AS OF DECEMBER 31, 2024

California
2 Projects Under Construction
0.8M Hours of Union Construction Work
$35.2M Invested or Allocated

Hawaii
1 Project Under Construction
1.1M Hours of Union Construction Work
$60.6M Invested or Allocated

Illinois
11 Projects Under Construction
5.4M Hours of Union Construction Work
$243.3M Invested or Allocated

Massachusetts
8 Projects Under Construction
5.2M Hours of Union Construction Work
$170.1M Invested or Allocated

Michigan
1 Project Under Construction
0.7M Hours of Union Construction Work
$42.3M Invested or Allocated

Minnesota
7 Projects Under Construction
2.5M Hours of Union Construction Work
$195.6M Invested or Allocated

Nevada
1 Project Under Construction
0.3M Hours of Union Construction Work
$28.3M Invested or Allocated

New Jersey
2 Projects Under Construction
4.4M Hours of Union Construction Work
$61.0M Invested or Allocated

New York
1 Project Under Construction
2.0M Hours of Union Construction Work
$50.0M Invested or Allocated

Ohio
1 Project Under Construction
0.3M Hours of Union Construction Work
$8.0M Invested or Allocated

Pennsylvania
3 Projects Under Construction
1.4M Hours of Union Construction Work
$28.0M Invested or Allocated

Wisconsin
1 Project Under Construction
1.5M Hours of Union Construction Work
$104.7M Invested or Allocated

Chris Coleman:
So really, the map for the future for any community, when they partner with Housing Investment Trust, it’s a map of growth, it’s a map of future success of your city.

HIT’s National Impact:
617 Projects
$11.1 Billion Invested Capital
210.4 Million Hours of Union Construction Work
240,484 Jobs Across Communities
130,433 Units of Housing (67% Affordable)
$48.2 Billion Total Economic Impacts

Text:
AFL-CIO Housing Investment Trust
Competitive Returns | Union Construction Jobs | Housing Finance

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and subsidiary Building America CDE, Inc. project data. Data is since inception, current as of December 31, 2024. Economic impact data is in 2023 dollars and all other figures are nominal.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department at 202-331-8055. Investors should read the current prospectus carefully before investing.

3